Write-Downs of Long-Lived Assets (Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 712	¥ 1,862	¥ 3,916
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	[1]	0	538	2,215
Property, Plant and Equipment, Other Types | Aircraft
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount				¥ 1,156
Property, Plant and Equipment, Other Types | Hotel
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 825	¥ 2,138

[1]	For the "Others", the number of properties are omitted. Write-downs of long-lived assets for fiscal 2017 include write-downs of ¥1,156 million of aircraft. Write-downs of long-lived assets for fiscal 2018 and 2019 include write-downs of ¥2,138 million and ¥825 million of hotels, respectively.